UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  028-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sally Humphrey
Title:     Chief Compliance Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

 /s/     Sally Humphrey     Cincinnati, OH     August 01, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $239,444 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    10258   159116 SH       SOLE                   159116        0        0
Anheuser Busch Companies Incor ADR              035229103    13199   165715 SH       SOLE                   165715        0        0
APPLE INC                      COM              037833100      312      535 SH       SOLE                      535        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     8277   377095 SH       SOLE                   377095        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    10912   130955 SH       SOLE                   130955        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    13543   409150 SH       SOLE                   409150        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101     3002    89430 SH       SOLE                    89430        0        0
Canadian Oil Sands Limited CAN FOREIGN EQUITY   13643E105     6449   332675 SH       SOLE                   332675        0        0
CENOVUS ENERGY INC             COM              15135U109     6036   189675 SH       SOLE                   189675        0        0
Cheung Kong Hldgs Limited Adr  ADR              166744201      387    31715 SH       SOLE                    31715        0        0
Cheung Kong Holdings Limited O FOREIGN EQUITY   Y13213106    10949   897000 SH       SOLE                   897000        0        0
COCA COLA CO                   COM              191216100      229     2930 SH       SOLE                     2930        0        0
COMCAST CORP NEW               CL A SPL         20030N200     9767   311062 SH       SOLE                   311062        0        0
DEVON ENERGY CORP NEW          COM              25179M103     4855    83720 SH       SOLE                    83720        0        0
DIRECTV                        COM CL A         25490A101     5169   105880 SH       SOLE                   105880        0        0
ENCANA CORP                    COM              292505104     4691   225200 SH       SOLE                   225200        0        0
EXXON MOBIL CORP               COM              30231G102      374     4372 SH       SOLE                     4372        0        0
Fairfax Finl Hldgs Limited     FOREIGN EQUITY   303901102     7894    19919 SH       SOLE                    19919        0        0
GOOGLE INC                     CL A             38259P508      928     1599 SH       SOLE                     1599        0        0
Groupe Danone Shs FRANCE       FOREIGN EQUITY   F12033134     7863   126670 SH       SOLE                   126670        0        0
Hang Lung Properties Limited S FOREIGN EQUITY   Y30166105     8564  2536000 SH       SOLE                  2536000        0        0
HOWARD HUGHES CORP             COM              44267D107      620    10060 SH       SOLE                    10060        0        0
INTEL CORP                     COM              458140100    10831   406435 SH       SOLE                   406435        0        0
ISHARES TR                     DJ OIL&GAS EXP   464288851      388     6695 SH       SOLE                     6695        0        0
ISHARES TR                     S&P DEV EX-US    464288422      438    14016 SH       SOLE                    14016        0        0
JOHNSON & JOHNSON              COM              478160104      541     8013 SH       SOLE                     8013        0        0
Loews Corporation              COM              540524108     4664   114015 SH       SOLE                   114015        0        0
MEDTRONIC INC                  COM              585055106     8445   218035 SH       SOLE                   218035        0        0
MICROSOFT CORP                 COM              594918104    11607   379442 SH       SOLE                   379442        0        0
Nestle S A Sponsored Adr SWITZ ADR              641069406    10127   169504 SH       SOLE                   169504        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     9164   163939 SH       SOLE                   163939        0        0
Oakmark International Small Ca MUTUAL FUNDS     413838509     7800   619043 SH       SOLE                   619043        0        0
PEPSICO INC                    COM              713448108     5971    84498 SH       SOLE                    84498        0        0
PROCTER & GAMBLE CO            COM              742718109      372     6067 SH       SOLE                     6067        0        0
REPUBLIC SVCS INC              COM              760759100     6151   232455 SH       SOLE                   232455        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      521     7720 SH       SOLE                     7720        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     7983   202410 SH       SOLE                   202410        0        0
UNILEVER PLC                   SPON ADR NEW     904767704     3866   114620 SH       SOLE                   114620        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1056    15156 SH       SOLE                    15156        0        0
Vanguard Total International S MUTUAL FUNDS     921909602      595    43940 SH       SOLE                    43940        0        0
VANGUARD WORLD FDS             INF TECH ETF     92204A702     4216    61340 SH       SOLE                    61340        0        0
WASHINGTON FED INC             COM              938824109      205    12161 SH       SOLE                    12161        0        0
WELLS FARGO & CO NEW           COM              949746101    10225   305770 SH       SOLE                   305770        0        0
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